Securities Available for Sale - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Available For Sale Securities [Line Items]
Sale Securities, Gross Gain and Loss	$ 0	$ 558,750
Repurchase Agreements
Schedule Of Available For Sale Securities [Line Items]
Securities, at Carrying Value	$ 8,981,372	$ 16,013,729